Employee Benefits - Additional Information (Detail) R$ in Thousands		1 Months Ended	12 Months Ended
	Mar. 31, 2015 yr	Oct. 31, 2015 BRL (R$)	Dec. 31, 2019 BRL (R$) yr Age	Dec. 31, 2018 BRL (R$)
Disclosure of defined benefit plans [line items]
provisions recognised			R$ 633,012	R$ 579,122
Weighted average cost of capital			10.98%
Estimated period	6		3
Opportunity cost			14.67%
Stock Action Plan [Member]
Disclosure of defined benefit plans [line items]
Maximum Percentage of shares that can be granted			1.50%
Share grants, expiration period			three-year
PBS Telemar Plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed by participant exceeds half of one standard unit			1.00%
Percentage of salary contributed by participant exceeds one standard unit			11.00%
Equivalent salary contribution of payroll active participants			8.00%
PBS Telemar Plan [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed			0.50%
PBS Telemar Plan [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed			1.50%
Telemar Prev Plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed			2.00%
Percentage of positive difference of salary and social security contribution			3.00%
Additional contributions multiple.			0.50%
Minimum percentage of salary for additional contributions			5.00%
Percentage of parity			8.00%
TCSPREV Plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed			3.00%
Percentage of salary contributed by participant exceeds half of one standard unit			2.00%
Percentage of salary contributed by participant exceeds one standard unit			6.30%
Percentage of salary contributed mandatory			22.00%
Plan surplus				(68,934)
TCSPREV Plan [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed mandatory			3.00%
TCSPREV Plan [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed mandatory			8.00%
PBS TNC Plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed by participant exceeds half of one standard unit			0.57%
Percentage of salary contributed by participant exceeds one standard unit			6.25%
PBS TNC Plan [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed			0.28%
PBS TNC Plan [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of salary contributed			0.85%
CELPREV Plan [Member]
Disclosure of defined benefit plans [line items]
Additional contributions multiple.			0.50%
Percentage of salary contributed one			0.00%
Percentage of salary contributed two			0.50%
Percentage of salary contributed three			1.00%
Percentage of salary contributed four			1.50%
Percentage of salary contributed five			2.00%
Plan surplus				(199)
CELPREV Plan [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
percentage of salary for additional contributions			0.00%
Percentage of voluntry contribution on basic and additional contribution			50.00%
CELPREV Plan [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
percentage of salary for additional contributions			6.00%
Percentage of voluntry contribution on basic and additional contribution			150.00%
PAMA Plan [Member]
Disclosure of defined benefit plans [line items]
Surplus transferred		R$ 3,042,000
Solvency Related To Company Sponsor		R$ 2,127,000
Employee Profit Sharing Plan [Member]
Disclosure of defined benefit plans [line items]
provisions recognised			R$ 247,178	R$ 265,753
PBSA Benefit Plan [Member] | National Pension Plan Authority [Member]
Disclosure of defined benefit plans [line items]
Plan surplus			669,054
PBSA Benefit Plan [Member] | Oi SAs [Member] | National Pension Plan Authority [Member]
Disclosure of defined benefit plans [line items]
Plan surplus			R$ 140,274
Participants Who Migrated From Pbs To Tcs [Member]
Disclosure of defined benefit plans [line items]
Age of contributions cancellation | Age			57